Shareholders’ Equity (Deficit) (Details)							1 Months Ended					12 Months Ended
	Aug. 04, 2025 USD ($) shares	Feb. 13, 2025 USD ($) shares	Aug. 09, 2024 USD ($)	Dec. 14, 2023 shares	Oct. 26, 2023 USD ($)	Jul. 31, 2023 USD ($) $ / shares shares	Jan. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Feb. 29, 2024 shares	Jan. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jan. 23, 2024 ILS (₪) shares	Jul. 31, 2023 ₪ / shares	Dec. 31, 2022 shares
Shareholders’ Equity (Deficit) [Line Items]
Voting shares												one
Aggregate gross proceeds (in Dollars) | $												$ 4,553,992		$ 4,106,699
Other expenses (in Dollars) | $												$ 9,380
Warrants convertible into shares						504,976
Exercisable period												5 years 6 months
Proceeds from exercise of warrants (in Dollars) | $												$ 1,258,793	1,820,001
Issuance of fair value of the derivative warrant liabilities (in Dollars) | $														247,129
Gross proceeds (in Dollars) | $														6,695,957
Fair value of warrants (in Dollars) | $												(1,918,203)	5,688,891	$ 277,600
Registered share capital (in New Shekels) | $								$ 72,061				$ 111,163	$ 72,061
Number of ordinary shares								12,817,092				19,666,030	12,817,092
Pre-Funded Warrants [Member]
Shareholders’ Equity (Deficit) [Line Items]
Warrants exercised									605,452	605,452
Series B Warrants [Member]
Shareholders’ Equity (Deficit) [Line Items]
Warrants exercised									132,116	132,116
Warrants cashless exercise shares									601,367	601,367
Series A Warrants [Member]
Shareholders’ Equity (Deficit) [Line Items]
Number of warrants exercised into shares								1,654,546
Number of warrants outstanding								2,981,818			4,636,364	1,837,461	2,981,818	4,636,364
Exercised warrant shares												1,144,357	1,654,546
Fair value of warrants (in Dollars) | $												$ (1,918,203)	$ 5,688,891	$ 277,600
Warrant [Member]
Shareholders’ Equity (Deficit) [Line Items]
Warrants to purchase shares												85,000
Maximum [Member] | Pre-Funded Warrants [Member]
Shareholders’ Equity (Deficit) [Line Items]
Warrants cashless exercise shares											2,876,957
Minimum [Member] | Series B Warrants [Member]
Shareholders’ Equity (Deficit) [Line Items]
Warrants cashless exercise shares											8,217
PIPE [Member]
Shareholders’ Equity (Deficit) [Line Items]
Aggregate gross proceeds (in Dollars) | $					$ 5,100,000
Other expenses (in Dollars) | $					$ 975,811
Derivative warrant liabilities (in Dollars) | $												$ 1,287,173
Received gross proceeds (in Dollars) | $												3,795,338
Net of issuance expenses (in Dollars) | $												$ 3,066,656
Private Placement [Member]
Shareholders’ Equity (Deficit) [Line Items]
Issuance of fair value of the derivative warrant liabilities (in Dollars) | $														$ 247,129
Private Placement [Member] | Pre-Funded Warrants [Member]
Shareholders’ Equity (Deficit) [Line Items]
Number of warrants												3,500,000
Warrants to purchase shares												1
Warrant exercise price (in Dollars per share) | $ / shares												$ 0.005
Warrants exercised											2,894,548
Private Placement [Member] | Series B Warrants [Member]
Shareholders’ Equity (Deficit) [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares												$ 0.005
Warrants convertible into shares												140,373
Share price per share (in Dollars per share) | $ / shares												$ 0.5
Aggregate shares				140,373								5,563,638
Warrants exercised											8,257
Private Placement [Member] | Series A Warrants [Member]
Shareholders’ Equity (Deficit) [Line Items]
Number of warrants												4,636,364
Number of warrants outstanding								2,981,818				1,837,461	2,981,818
Exercised warrant shares							1,144,357
IPO [Member]
Shareholders’ Equity (Deficit) [Line Items]
Aggregate share	1,700,001	2,518,182				1,950,000
Warrants to purchase shares	1
Share price (in Dollars per share) | $ / shares						$ 4
Gross proceeds (in Dollars) | $	$ 2,200,000	$ 3,100,000	$ 50,000,000
Net proceeds (in Dollars) | $						$ 5,800,000
Underwriting discounts and commissions (in Dollars) | $						800,000
Other offering costs (in Dollars) | $						$ 1,200,000
Aggregate converted amount (in Dollars) | $												$ 2,019,904
Repaid credit facility (in Dollars) | $												745,000
Sale of stock amount (in Dollars) | $												5,300,000
Sale of Stock, Consideration Received Per Transaction (in Dollars) | $												3,500,000
IPO [Member] | Pre-Funded Warrants [Member]
Shareholders’ Equity (Deficit) [Line Items]
Aggregate shares	300,000	300,000
IPO [Member] | Warrant [Member]
Shareholders’ Equity (Deficit) [Line Items]
Warrants to purchase shares						97,500
Warrant exercise price (in Dollars per share) | $ / shares						$ 5
Fair value of warrants (in Dollars) | $												$ 93,600
IPO [Member] | Advisor [Member]
Shareholders’ Equity (Deficit) [Line Items]
Number of warrants												144,606
Fair value of warrants (in Dollars) | $												$ 85,318
IPO [Member] | Advisor [Member] | Warrant [Member]
Shareholders’ Equity (Deficit) [Line Items]
Warrants to purchase shares												1
Warrant exercise price (in Dollars per share) | $ / shares												$ 1.275
IPO [Member] | Maximum [Member]
Shareholders’ Equity (Deficit) [Line Items]
Registered share capital (in New Shekels) | ₪															₪ 4,000,000
IPO [Member] | Minimum [Member]
Shareholders’ Equity (Deficit) [Line Items]
Registered share capital (in New Shekels) | ₪															₪ 3,500,000
Number of ordinary shares															200,000,000
Common Stock [Member]
Shareholders’ Equity (Deficit) [Line Items]
Aggregate share												1,136,364
Warrants convertible into shares														504,976
Aggregate shares														1,950,000
Warrants cashless exercise shares									131,249	131,249
Number of warrants exercised into shares								1,654,546
Proceeds from exercise of warrants (in Dollars) | $							$ 1,300,000	$ 1,800,000
Gross proceeds (in Dollars) | $						$ 7,800,000
Common Stock [Member] | Series A Warrants [Member]
Shareholders’ Equity (Deficit) [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares												$ 1.1
Common Stock [Member] | Private Placement [Member]
Shareholders’ Equity (Deficit) [Line Items]
Exercised warrant shares							1,144,357
Common Stock [Member] | IPO [Member]
Shareholders’ Equity (Deficit) [Line Items]
Warrants to purchase shares		1
Par value (in New Shekels per share) | ₪ / shares																₪ 0.02
Aggregate converted amount (in Dollars) | $												$ 1,514,928
Converted ordinary shares												504,976